Segment reporting (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Reportable Segments

Year ended 30 June 2022 US$M	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	16,849	30,767	15,549	1,933	65,098
Inter-segment revenue	–	–	–	–	–

Total revenue	16,849	30,767	15,549	1,933	65,098

Underlying EBITDA	8,565	21,707	9,504	858	40,634

Depreciation and amortisation	(1,765)	(2,203)	(762)	(953)	(5,683)
Impairment losses 1	(470)	(33)	(9)	(3)	(515)

Underlying EBIT	6,330	19,471	8,733	(98)	34,436

Exceptional items 2	(81)	(648)	849	(450)	(330)
Net finance costs					(969)

Profit before taxation					33,137

Capital expenditure (cash basis)	2,528	1,848	621	858	5,855

Profit/(loss) from equity accounted investments, related impairments and expenses	577	(595)	–	(1)	(19)

Investments accounted for using the equity method	1,415	–	–	5	1,420

Total assets 3	32,762	24,613	11,524	26,267	95,166

Total liabilities 3	5,342	7,790	3,874	29,394	46,400

Year ended 30 June 2021 US$M Restated	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	15,726	34,475	5,154	1,566	56,921
Inter-segment revenue	–	–	–	–	–

Total revenue	15,726	34,475	5,154	1,566	56,921

Underlying EBITDA	8,489	26,278	288	18	35,073

Depreciation and amortisation	(1,608)	(1,971)	(845)	(660)	(5,084)
Impairment losses 1	(72)	(13)	(20)	(31)	(136)

Underlying EBIT	6,809	24,294	(577)	(673)	29,853

Exceptional items 2	(144)	(1,319)	(1,567)	(1,308)	(4,338)
Net finance costs					(1,223)

Profit before taxation					24,292

Capital expenditure (cash basis)	2,180	2,188	579	665	5,612

Profit/(loss) from equity accounted investments, related impairments and expenses	692	(1,126)	(480)	(1)	(915)

Investments accounted for using the equity method	1,482	–	–	260	1,742

Total assets 3	31,517	26,171	11,030	40,209	108,927

Total liabilities 3	4,589	7,508	3,518	37,707	53,322

Year ended 30 June 2020 US$M Restated	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	10,666	20,797	6,241	1,220	38,924
Inter-segment revenue	–	–	1	(1)	–

Total revenue	10,666	20,797	6,242	1,219	38,924

Underlying EBITDA	4,347	14,554	1,632	(663)	19,870

Depreciation and amortisation	(1,740)	(1,608)	(807)	(512)	(4,667)
Impairment losses 1	(17)	(22)	(14)	(20)	(73)

Underlying EBIT	2,590	12,924	811	(1,195)	15,130

Exceptional items 2	(1,228)	(614)	(18)	413	(1,447)
Net finance costs					(858)

Profit before taxation					12,825

Capital expenditure (cash basis)	2,434	2,328	603	626	5,991

Profit/(loss) from equity accounted investments, related impairments and expenses	67	(508)	(68)	1	(508)

Investments accounted for using the equity method	1,558	–	776	251	2,585

Total assets 3	28,892	23,841	12,110	40,890	105,733

Total liabilities 3	3,535	5,441	2,601	41,981	53,558

1	Impairment losses exclude exceptional items of US$ nil (2021: US$2,371 million; 2020: US$409 million).

2
Exceptional items reported in Group and unallocated include Samarco dam failure costs of US$(13) million (2021: US$(14) million; 2020: US$(32) million) and Samarco related other income of US$

nil (2021: US$34 million; 2020: US$489 million). Refer to note 3 ‘Exceptional items’ for further information.

3	Group and unallocated comparative periods total assets and total liabilities include Petroleum assets and liabilities that were previously disclosed as part of the Petroleum segment.

Summary of Geographical Information
Geographical information

	Revenue by location of customer
	2022	2021	2020
	US$M	US$M	US$M
		Restated	Restated
Australia	1,649	1,871	1,212
Europe	2,129	886	963
China	36,618	39,653	26,503
Japan	8,401	4,387	3,314
India	5,215	2,189	1,475
South Korea	4,786	3,420	2,666
Rest of Asia	4,303	2,934	1,730
North America	1,282	1,147	719
South America	715	426	315
Rest of world	–	8	27

	65,098	56,921	38,924

	Non-current assets by location of assets
	2022	2021	2020
	US$M	US$M	US$M
Australia	43,250	48,612	48,236
North America	3,964	9,701	9,682
South America	18,280	18,548	18,179
Rest of world	150	1,851	1,955
Unallocated assets 1	858	3,522	6,210

	66,502	82,234	84,262

1	Unallocated assets comprise deferred tax assets and other financial assets.